Short Term Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Short Term Debt

Note 12 – Short Term Debt

Short term debt consists of the following at December 31, 2017 and 2016, respectively:

	December 31, 2017	December 31, 2016

On December 28, 2017, the Company received net proceeds of $80,000 in exchange for an unsecured convertible promissory note that carries a 5% interest rate with a face value of $90,000 (“First RDP Note”), which matured on February 26, 2018. The Company is required to have fully paid all principal and accrued interest due and owing to SK L-58, LLC, the certain Promissory Note dated September 19, 2017 in the principal amount of $50,000, as shown below. The note carries an eighteen percent (18%) interest rate in the event of default. The Company paid total debt issuance cost of $10,000 that is being amortized over the life of the loan on the straight line method, which approximates the effective interest method. In addition, the Note Holder was awarded 10,000,000 warrants, exercisable at $0.03 per share over a period of four months, commencing on August 11, 2019. The warrants are cancellable in exchange for $1 if this note and the SK L-58, LLC note dated September 19, 2017 are repaid in full. This note is currently in default.	$90,000	$-

On September 19, 2017, the Company issued a $50,000 unsecured promissory note to SK L-58, LLC bearing interest at a rate of 5% per annum, with a maturity date of November 3, 2017. Upon an event of default, the Company is required to issue to lender warrants to acquire one million shares at an exercise price of $0.05 per share every 30 days the note is unpaid. Each warrant issued as a result of an Event of Default will become and remain exercisable for the four (4) complete calendar month period beginning on the first day of the thirty second (32nd) month following an Event of Default. This note is currently in default.	50,000	-

On April 25, 2017, the Company issued an unsecured promissory note to an individual at par for proceeds of $10,000, bearing interest at a rate of 24% per annum, with a maturity date of May 31, 2017. A total of $10,200, consisting of $10,000 of principal and $200 was repaid on May 8, 2017.	-	-

On April 21, 2017, the Company entered issued a $25,000 unsecured promissory note to SK L-43, LLC bearing interest at a rate of 5% per annum, with a maturity date of July 20, 2017. In accordance with the default provisions, the principal balance of the note and unpaid interest were converted into common stock at $0.04 per share, along with an equal number of warrants, exercisable at $0.08 per share with a call feature entitling the Company to require exercise if the average stock price over the 30 preceding trading days following the six month anniversary of the warrant date exceeds $0.16 per share. On July 1, 2017 the Note was assigned by the holder to SK L-54, LLC, SK L-55, LLC and SK L-56, LLC. On July 20, 2017, the note went into default and the note holders received an aggregate of 632,706 shares in satisfaction of the $25,000 of principal and $308 of interest. The shares were so issued on October 2, 2017.	-	-

On April 5, 2017, the Company issued a $50,000 unsecured promissory note to SK L-43, LLC bearing interest at a rate of 5% per annum, with a maturity date of July 5, 2017. In accordance with the default provisions, the principal balance of the note and unpaid interest were converted into common stock at $0.04 per share, along with an equal number of warrants, exercisable at $0.08 per share with a call feature entitling the borrower to require exercise if the average stock price over the 30 preceding trading days following the six month anniversary of the warrant date exceeds $0.16 per share. On July 5, 2017, the note went into default and the note holder received 1,265,411 shares in satisfaction of the $50,000 of principal and $616 of interest. The shares were so issued on October 2, 2017.	-	-

On November 21, 2016, the Company entered into a letter agreement with SK L-43, LLC providing for the making of loans by the SK L-43 to the Company, at SK L-43’s option (i) in the aggregate principal amount of $925,000 by December 15, 2016, and (ii) in the amounts of $1,500,000 each on or before each of April 1, 2017 and May 1, 2017. Advances under the letter agreement are unsecured; bear interest at a rate of 5% per annum, payable on December 31st of each year; mature two years from the making of the applicable Advance; and are subject to acceleration upon customary events of default set forth in the promissory notes. To date, SK L-43 has advanced to the Company the following loans:

$125,000 – November 02, 2016 (including $25,000 assigned from PNTV Investors Note)

$267,000 – November 21, 2016

$267,000 – December 02, 2016

$266,000 – December 19, 2016

Pursuant to the advances above, SK L-43 was issued warrants to purchase up to 92,500,002 shares of the Company’s common stock as additional consideration for making the loans at various exercise prices of $0.03 and $0.06 per share. For each additional loan of $1,500,000 each on or before each of April 1, 2017 and May 1, 2017, SK L-43 will also be entitled to additional warrants to purchase 42,857,142 shares of the Company’s common stock. These additional warrants will have an exercise price equal to 125% of the average closing price of the Company’s common stock over the thirty trading days immediately preceding the date of the applicable additional loan; provided, however, that if during the 90 trading day period following the date of such additional loan, the average closing price of the Company’s common stock (the “Post-Advance Closing Average”) is equal to or less than 80% of the Pre-Advance Closing Average, the exercise price for such additional warrant will be equal to 125% of the Post-Advance Closing Average.

Each warrant vested four months following its date of issuance and is exercisable for a period of two years thereafter.

	925,000	925,000

On various dates between January 11, 2016 and April 20, 2016, the Company received aggregate refundable advances of $143,000 as the Company and an investor developed terms to a potential partnership agreement with GLFH. On June 1, 2016, the Company issued a promissory note in exchange for those deposits. The unsecured promissory note bears interest at 4% per annum (“First ZG Note”), which matured on January 3, 2017, and awarded the lender options to acquire up to 5,000,000 shares of common stock, exercisable at $0.01 per share over a four (4) week period from the origination date, which expired on July 1, 2016, in addition to options to acquire up to another 3,000,000 shares of common stock, exercisable at $0.08 per share over a twenty four (24) month period from the origination date. The aggregate fair value of the options is $6,996 and is being amortized over the earlier of the life of the loan, or the life of the options, as a debt discount. The note is in default and carries a default rate of 10% and remains outstanding.	143,000	143,000

Total notes payable	1,208,000	1,068,000
Less: unamortized debt discounts	(432,190)	(885,331)
	775,810	182,669
Less: current maturities	(775,810)	(142,940)
Long term debt	$-	$39,729

The Company recorded $463,141 and $14,336 of interest expense pursuant to the amortization of the note discounts during the years ended December 31, 2017 and 2016, respectively.

The Company recorded interest expense pursuant to the stated interest rate on the above promissory notes in the amount of $77,100 and $12,131 during the years ended December 31, 2017 and 2016, respectively.

The following presents components of interest expense, net, by instrument type at December 31, 2017 and 2016, respectively:

	December 31, 2017	December 31, 2016
Interest on convertible debentures	$25,794	$31,330
Amortization of debt discounts	1,318,977	357,612
Loss on debt conversions	-	4,272
Interest on short and long term debt	77,100	12,131
Accounts payable related finance charges	2,699	4,303
Interest income	(27)	-
	$1,424,543	$409,648